Related party and employee transactions (Details) ¥ in Millions				1 Months Ended		12 Months Ended
	Jun. 06, 2018 USD ($)	Dec. 01, 2017 USD ($)	Sep. 12, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 21, 2018	Jun. 30, 2017 CNY (¥)	Jun. 24, 2017 USD ($)	Apr. 19, 2017	Nov. 03, 2016	May 27, 2015
Related Party Transaction [Line Items]
Due to Related Parties, Current						$ 48,502,441	$ 128,178,423
Due to Related Parties, Noncurrent						31,241,768	29,917,961
Due to Related Parties						79,744,209	158,096,384
Amounts due from related parties						216,184,205	125,662,072
Due from Related Parties						$ 242,306,391	150,328,016
Loans receivable interest rate						0.00%
Interest Payable, Current						$ 47,214,392	54,250,778
Due from Related Parties, Noncurrent						26,122,186	24,665,944
Advances to employees						1,694,416	2,174,302
Percentage Of Ownership Sold				1.33%
Other Long-term Investments						564,340,219	829,773,150
Gain (Loss) on Investments						59,970
Payments to Acquire Businesses, Gross				$ 1,256,909		8,720,772
Director [Member]
Related Party Transaction [Line Items]
Director's remuneration amount						$ 7,056,388	10,634,720	$ 10,295,641
Minimum [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold						0.50%
Maximum [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold						5.54%
Step One [Member] | Beijing Future Xinzhihui Science And Technology Development Center [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage										75.00%
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member]
Related Party Transaction [Line Items]
Working capital funds, current						$ 7,903,416	5,869,138
Amounts due from related parties						$ 8,052,075	5,909,736
Loans receivable interest rate						0.00%
Equity Method Investment, Ownership Percentage						70.77%								51.00%
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Working capital funds, current						$ 1,100,070	1,155,459
Accrued interest, current						$ 148,659	$ 40,598
Loans receivable interest rate						10.00%
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member] | Loans Receivable [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Loans receivable interest rate							7.50%
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member] | Loans Receivable [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Loans receivable interest rate							10.00%
Beijing Aijieli Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Working capital funds, current						$ 36,699,899	$ 26,896,268
Amounts due from related parties						16,366,841	$ 12,889,735
Loans receivable interest rate							0.00%
Initial Cost | ¥										¥ 40
Beijing Aijieli Technology Development Co., Ltd. [Member] | Step One [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage										100.00%
Payments to Acquire Businesses, Gross					$ 0
Beijing Aijieli Technology Development Co., Ltd. [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥										¥ 10
Equity Method Investment, Ownership Percentage										25.00%
Beijing Aijieli Technology Development Co., Ltd. [Member] | Step Two [Member] | Beijing Future Xinzhihui Science And Technology Development Center [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥										¥ 30
Beijing Aijieli Technology Development Co., Ltd. [Member] | Step Two [Member] | Beijing Future Xinruifeng Science and Technology Development Center [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage										75.00%
Beijing Aijieli Technology Development Co., Ltd. [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Working capital funds, current						18,410,797
Accrued interest, current						$ 1,701,256
Beijing Aijieli Technology Development Co., Ltd. [Member] | Loans Receivable [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Loans receivable interest rate						10.00%
Beijing Aijieli Technology Development Co., Ltd. [Member] | Loans Receivable [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Loans receivable interest rate						12.00%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current						$ 1,179,565	$ 0
Amounts due from related parties						14,494,710	$ 10,429,990
Loans receivable interest rate							0.00%
Initial Cost | ¥										¥ 30
Equity Method Investment, Ownership Percentage										33.33%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Beijing Future Xinruifeng Science and Technology Development Center [Member]
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					66.67%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step One [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage										100.00%
Payments to Acquire Businesses, Gross					$ 0
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage										33.33%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step Two [Member] | Beijing Future Xinzhihui Science And Technology Development Center [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥										¥ 20
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step Two [Member] | Beijing Future Xinruifeng Science and Technology Development Center [Member]
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					66.67%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step Two [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥										10
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties						7,539,604	$ 3,576,543
Loans receivable interest rate							0.00%
Initial Cost | ¥										¥ 30
Equity Method Investment, Ownership Percentage										33.33%
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member] | Beijing Future Xinhujin Science and Technology [Member]
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					6.67%
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member] | Step One [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage										100.00%
Payments to Acquire Businesses, Gross					$ 0
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member] | Step Two [Member] | Beijing Future Xinhujin Science and Technology [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥										¥ 20
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					66.67%
Chengdu Renju [Member]
Related Party Transaction [Line Items]
Amounts due from related parties						0	$ 35,199,433
Equity Method Investment, Ownership Percentage							10.00%
Guangzhou Huanglong [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current						7,285,231	$ 0
Amounts due from related parties						0	38,934,992
Accounts Receivable, Related Parties, Current							321,386
Guangzhou Huanglong [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Working capital funds, current							38,260,231
Accrued interest, current							$ 353,375
Loans receivable interest rate							17.50%
Working Capital Funds Advanced To Related Parties Payment Term							three months payment
Qingdao Huiju [Member]
Related Party Transaction [Line Items]
Amounts due from related parties						$ 61,392,033	$ 18,721,643
Equity Method Investment, Ownership Percentage						49.00%	49.00%
Qingdao Huiju [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage												70.00%
Xinzheng Meihang Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Noncurrent						$ 31,241,768	$ 29,917,961
Due from Related Parties, Noncurrent						$ 26,122,186	24,665,944
Xinzheng Meihang Network Technology Co., Ltd. [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Loans receivable interest rate						11.50%
Working capital funds, noncurrent						$ 22,944,780	24,100,060
Accrued interest, noncurrent						$ 3,177,406	565,884
Working Capital Funds Advanced To Related Parties Payment Term						three year payment terms
Zhengzhou Hangmei Technology Development Co., Ltd. [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Bears interest						10.00%
Payable face amount						$ 27,579,790	28,968,446
Interest Payable						$ 3,661,978	949,515
Debt term						3 years
Taicang Pengchi [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Proceeds from Sales of Business, Affiliate and Productive Assets		$ 28,836,311
Henan Hongguang Olympic Real Estate Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties						$ 51,340,375	0
MDL [Member]
Related Party Transaction [Line Items]
Amounts due from related parties						$ 22,988,260	0
Equity Method Investment, Ownership Percentage						50.00%			50.00%
Advance for Operational Needs Related Parties						$ 20,010,257
MDL [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Accrued interest, current						$ 2,978,003
Loans receivable interest rate						15.00%
Zhengzhou Xinci Health Service Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties						$ 1,178,230	$ 0
Equity Method Investment, Ownership Percentage						60.00%	60.00%						60.00%
Advance for Operational Needs Related Parties						$ 1,107,356
Zhengzhou Xinci Health Service Co., Ltd. [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Accrued interest, current						$ 70,874
Loans receivable interest rate						9.00%
Beijing Xintou No.1 Management Consulting Center (limited partnership) [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current						$ 1,834,422	$ 0
Xinyuan China Real Estate, Ltd. [Member] | Step One [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage										25.00%
Xinyuan China Real Estate, Ltd. [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥										¥ 10
Equity Method Investment, Ownership Percentage										33.33%
Suzhou Wanzhuo's non-controlling interest holders [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current						23,447,245	93,548,383
Amounts due from related parties						27,201,258	0
Suzhou Wanzhuo's non-controlling interest holders [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Working capital funds, current						27,201,258
Taicang Pengchi's non-controlling interest holders [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current						2,853,950	34,630,040
Amounts due from related parties						5,630,819	0
Taicang Pengchi's non-controlling interest holders [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Working capital funds advanced from related parties current						2,710,571	34,630,040
Interest Payable, Current						143,379	0
Taicang Pengchi's non-controlling interest holders [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Working capital funds, current						5,630,819
Suzhou Yefangs noncontrolling interest holders [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current						11,902,028	0
Xin Future Yihao Private Equity Funds [Member]
Related Party Transaction [Line Items]
Other Long-term Investments											$ 2,142,573
Suzhou Yefang [Member]
Related Party Transaction [Line Items]
Working capital funds advanced from related parties current						$ 10,646,949
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Payments to Acquire Businesses, Gross	$ 15,615,240
Suzhou Yefang [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Bears interest						8.00%
Interest Payable, Current						$ 1,255,079
Suzhou Wanzhuos [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold			80.00%
Proceeds from Sales of Business, Affiliate and Productive Assets			$ 23,687,327
Suzhou Wanzhuos [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Working capital funds advanced from related parties current						18,929,073	92,231,041
Interest Payable, Current						3,913,866	$ 1,317,340
Suzhou Wanzhuos [Member] | Loans Payable [Member] | Shareholder Service [Member]
Related Party Transaction [Line Items]
Working capital funds advanced from related parties current						$ 604,306
Suzhou Wanzhuos [Member] | Minimum [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Bears interest							4.25%
Suzhou Wanzhuos [Member] | Maximum [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Bears interest						4.75%
Suzhou Wanzhuos [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Loans receivable interest rate						4.75%